Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes Details Narrative Abstract
Cumulative net operating loss carry-forward	$ 147,200	$ 897,000
Cumulative net operating loss carry-forward expiration year	2034
Malay statutory federal income tax rate	24.00%